Income Taxes - Schedule of Unused Tax Losses (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 1,181,757	¥ 1,729,843
Deductible temporary differences	259,784	240,860
Unused tax credits	11,186	10,042
Less than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	2,151	950
1st year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	76	131
2nd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	762	23,670
3rd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	307	1,280
4th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	896	425,654
5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,081	35,089
After 5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,114,021	1,184,092
Unused tax credits	9,034	9,092
Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	63,614	59,927
Unused tax credits	¥ 0	¥ 0